SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 30, 2026	Jul. 22, 2026	Jul. 31, 2026
Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest sold		27.00%
Distribution
Disclosure of non-adjusting events after reporting period [line items]
Distributions declared (in dollars per share)	$ 0.0625
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred			$ 1,200
Equity interests of acquirer			$ 175
Percentage of voting equity interests acquired			25.00%